UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  38 Newbury Street
	  Boston, MA  02116

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Boston, Massachusetts	February 15, 2004

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	69

Form 13F Information Table Value Total:  	$127,299,000

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 						BAINCO INTERNATIONAL INVESTORS
                                                              FORM 13F
                                                          December 31, 2004
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100       50     1080 SH       SOLE                     1080
Agere Systems Inc - Cl A       COM              00845v100       31    22628 SH       SOLE                    22628
Alltel Corp                    COM              020039103     3581    60935 SH       SOLE                    60935
Altria Group, Inc              COM              02209S103     2017    33013 SH       SOLE                    33013
American International Group   COM              026874107     4295    65410 SH       SOLE                    65410
Automatic Data Processing      COM              053015103     4867   109740 SH       SOLE                   109740
Avitar, Inc.                   COM              053801106        2    10000 SH       SOLE                    10000
BP PLC Spons-ADR               COM              055622104     4125    70640 SH       SOLE                    70640
Bank of America                COM              060505104     3953    84118 SH       SOLE                    84118
Becton Dickinson & Co          COM              075887109     2863    50400 SH       SOLE                    50400
Brunswick Corporation          COM              117043109     3328    67240 SH       SOLE                    67240
Cambridge Heart Inc            COM              131910101        8    14000 SH       SOLE                    14000
Chiron Corp                    COM              170040109      983    29479 SH       SOLE                    29479
Cisco Systems Inc              COM              17275R102     4446   230121 SH       SOLE                   230121
Citigroup Inc                  COM              172967101     4099    85074 SH       SOLE                    85074
Citrix Systems Inc             COM              177376100     2228    90825 SH       SOLE                    90825
Comcast Corp Special CL A      COM              20030N200     2479    75490 SH       SOLE                    75490
Computer Associates            COM              204912109     2434    78375 SH       SOLE                    78375
Conexant Systems Inc.          COM              207142100      101    50811 SH       SOLE                    50811
ConocoPhillips                 COM              20825C104      521     6000 SH       SOLE                     6000
Critical Path                  COM              22674V506       43    28980 SH       SOLE                    28980
Devon Energy Corporation       COM              25179m103     2742    70460 SH       SOLE                    70460
Emerson Electric               COM              291011104     4755    67830 SH       SOLE                    67830
Emulex                         COM              292475209      311    18450 SH       SOLE                    18450
Exxon Mobil Corp.              COM              30231g102     6145   119872 SH       SOLE                   119872
Fairchild Semiconductor Corp   COM              303726103      260    16000 SH       SOLE                    16000
Finisar Corporation            COM              31787A101       41    17800 SH       SOLE                    17800
Flextronics Inc                COM              010420245      191    13800 SH       SOLE                    13800
General Electric               COM              369604103     6622   181435 SH       SOLE                   181435
Gilead Sciences Inc            COM              375558103     3197    91375 SH       SOLE                    91375
Gillette Co                    COM              375766102      217     4840 SH       SOLE                     4840
Gric Communications, Inc.      COM              382859106       21    10000 SH       SOLE                    10000
Integra, Inc.                  COM              45811M105        0    25000 SH       SOLE                    25000
Intel Corporation              COM              458140100     3557   152086 SH       SOLE                   152086
International Business Machine COM              459200101     1032    10465 SH       SOLE                    10465
Intuit Inc.                    COM              461202103     2932    66625 SH       SOLE                    66625
J.P. Morgan Chase & Co.        COM              46625h100      137     3500 SH       SOLE                     3500
Juniper Networks Inc.          COM              48203r104      285    10500 SH       SOLE                    10500
Kinder Morgan Inc              COM              49455p101     4149    56740 SH       SOLE                    56740
Lockheed Martin                COM              539830109      194     3500 SH       SOLE                     3500
Lucent Technologies            COM              549463107       55    14728 SH       SOLE                    14728
Manor Care Inc.                COM              564055101     2358    66550 SH       SOLE                    66550
Maxim Integrated Prods.        COM              57772K101     1187    28000 SH       SOLE                    28000
Medtronic                      COM              585055106     3537    71205 SH       SOLE                    71205
Merck                          COM              589331107      471    14650 SH       SOLE                    14650
Microsoft Corp                 COM              594918104     7316   273820 SH       SOLE                   273820
Miller Industries, Inc.        COM              600551204      102     9000 SH       SOLE                     9000
Mindspeed Technologies Inc     COM              602682106       66    23603 SH       SOLE                    23603
Nokia Corp Sponsored Adr Ser A COM              654902204      196    12500 SH       SOLE                    12500
Norfolk Southern               COM              655844108     2858    78960 SH       SOLE                    78960
Northern Trust Corp.           COM              665859104     3107    63950 SH       SOLE                    63950
Occidental Petroleum Corp      COM              674599105      169     2900 SH       SOLE                     2900
Pfizer Inc                     COM              717081103     3342   124289 SH       SOLE                   124289
Pharmaceutical Product Develop COM              717124101      218     5275 SH       SOLE                     5275
Popular, Inc                   COM              733174106     4546   157670 SH       SOLE                   157670
Premcor Inc.                   COM              74045Q104      337     8000 SH       SOLE                     8000
Sapient                        COM              803062108       60     7550 SH       SOLE                     7550
Schering Plough Corp           COM              806605101      204     9750 SH       SOLE                     9750
Siebel Systems Inc             COM              826170102      157    15000 SH       SOLE                    15000
Solectron Corp                 COM              834182107       53    10000 SH       SOLE                    10000
Sun Microsystems               COM              866810104      109    20350 SH       SOLE                    20350
Tyler Technologies Inc.        COM              902252105     2546   304562 SH       SOLE                   304562
United Technologies Corp       COM              913017109     3747    36255 SH       SOLE                    36255
Valero Energy                  COM              91913Y100      454    10000 SH       SOLE                    10000
Viacom Inc Cl B                COM              925524308     2912    80025 SH       SOLE                    80025
WEBMD Corp                     COM              94769m105     1305   159950 SH       SOLE                   159950
Wellpoint Inc.                 COM              94973V107      247     2150 SH       SOLE                     2150
Willis Group Holdings Limited  COM              G96655108     2154    52325 SH       SOLE                    52325
iBasis, Inc.                   COM              450732102      244    99000 SH       SOLE                    99000
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